Janus Investment Fund

Janus Henderson Developed World Bond Fund

Supplement dated June 6, 2024

to Currently Effective Prospectuses

Effective July 1, 2024, Nicholas Ware will join Jenna Barnard and John Pattullo as a Co-Portfolio Manager of Janus Henderson Developed World Bond Fund (the “Fund”). Additionally, John Pattullo intends to retire from Janus Henderson Investors US LLC, the Fund’s investment adviser, and the asset management industry at the end of the first quarter of 2025.

Accordingly, effective July 1, 2024, the prospectuses for the Fund are amended as follows:

1.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Management: Jenna Barnard, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since December 2008. John Pattullo is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since December 2008. Nicholas Ware is Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since July 2024.

Mr. Pattullo intends to retire from Janus Henderson Investors and the asset management industry at the end of the first quarter of 2025.

2.	Under “Portfolio Management” in the Management of the Funds section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

Janus Henderson Developed World Bond Fund

Co-Portfolio Managers Jenna Barnard, John Pattullo, and Nicholas Ware jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the others. Mr. Pattullo intends to retire from Janus Henderson Investors and the asset management industry at the end of the first quarter of 2025. Following Mr. Pattullo’s retirement, Ms. Barnard and Mr. Ware will continue to serve as Co-Portfolio Managers of the Fund.

Jenna Barnard, CFA, is Co-Head of Global Bonds of Janus Henderson Investors. She is Executive Vice President and Co-Portfolio Manager of Janus Henderson Developed World Bond Fund. Ms. Barnard has been a member of the Fund’s portfolio management team since December 2008. She is also Portfolio Manager of other Janus Henderson accounts. Ms. Barnard holds a Bachelor of Arts (Hons) degree in Politics, Philosophy and Economics from Oxford University. She holds the Chartered Financial Analyst designation.

John Pattullo is Co-Head of Global Bonds of Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Henderson Developed World Bond Fund. Mr. Pattullo has been a member of the Fund’s portfolio management team since December 2008. He is also Portfolio Manager of other Janus Henderson accounts. Mr. Pattullo holds a Master of Arts degree in Economics from the University of St. Andrews.

Nicholas Ware is Co-Portfolio Manager of Janus Henderson Developed World Bond Fund. Mr. Ware has been a member of the Fund’s portfolio management team since July 2024. He is also Portfolio Manager of other Janus Henderson accounts. Mr. Ware joined Henderson Global Investors Limited in 2009 as a director of loans and subsequently became a director of strategic fixed income in 2012. He holds a Bachelor of Arts (Hons) degree in Business Studies from Bournemouth University.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Developed World Bond Fund

Supplement dated June 6, 2024

to Currently Effective Statement of Additional Information

Effective July 1, 2024, Nicholas Ware will join Jenna Barnard and John Pattullo as a Co-Portfolio Manager of

Janus Henderson Developed World Bond Fund (the “Fund”). Additionally, John Pattullo intends to retire from Janus Henderson Investors US LLC, the Fund’s investment adviser, and the asset management industry at the end of the first quarter of 2025.

Accordingly, effective July 1, 2024, the statement of additional information (the “SAI”) for the Fund is amended as follows:

1.

Under “Janus Henderson Portfolio Management” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table under the heading “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Nicholas Ware(5)**	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	1 $1,334.66M	None None
(5)

Effective July 1, 2024, Nicholas Ware was appointed Co-Portfolio Manager of Janus Henderson Developed World Bond Fund. This information does not reflect other accounts that Mr. Ware was appointed to manage concurrent with his appointment as Co-Portfolio Manager of the Fund.

**	As of April 30, 2024.

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Fund’s SAI, the following information is added in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in the Fund Complex

Nicholas Ware(2)**	Janus Henderson Developed World Bond Fund	None	None
(2)	Effective July 1, 2024, Nicholas Ware was appointed Co-Portfolio Manager of Janus Henderson Developed World Bond Fund.
**	As of April 30, 2024.

Please retain this Supplement with your records.